INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments Disclosure [Abstract]
INVESTMENTS

3)       INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(3)

	(In Millions)
December 31, 2013:
Fixed Maturity Securities:
Corporate	$608	$33	$8	$633	$0
U.S. Treasury, government
and agency	34	0	0	34	0
States and political subdivisions	6	0	0	6	0
Commercial mortgage-backed	46	1	23	24	1
Redeemable preferred stock	18	0	2	16	0
Total at December 31, 2013	$712	$34	$33	$713	$1

December 31, 2012:
Fixed Maturity Securities:
Corporate	$1,553	$167	$1	$1,719	$0
U.S. Treasury, government
and agency	106	7	0	113	0
States and political subdivisions	25	3	0	28	0
Foreign governments	2	0	0	2	0
Commercial mortgage-backed	57	5	27	35	2
Residential mortgage-backed (1)	19	1	0	20	0
Asset-backed (2)	9	2	0	11	0
Redeemable preferred stock	97	2	1	98	0
Total at December 31, 2012	$1,868	$187	$29	$2,026	$2

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2013

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$102	$104
Due in years two through five	184	198
Due in years six through ten	302	311
Due after ten years	60	60
Subtotal	648	673
Commercial mortgage-backed securities	46	24
Total	$694	$697

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

	December 31,
	2013	2012	2011

	(In Millions)

Proceeds from sales(1)	$1,200	$13	$20

Gross gains on sales(2)	$84	$2	$1
Gross losses on sales(3)	$9	$0	$1

Total OTTI	$(6)	$(7)	$(2)
Non-credit losses recognized in OCI	0	0	0
Credit losses recognized in earnings (loss)	$(6)	$(7)	$(2)

  Includes $1,090 million of transfer of assets to Protective Life.
  Includes $81 million of gross gains from assets transferred to Protective Life.
  Includes $6 million of gross losses from assets transferred to Protective Life.

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturity Securities - Credit Loss Impairments

	2013	2012

	(In Millions)

Balances at January 1,	$(72)	$(74)
Previously recognized impairments on securities that matured, paid, prepaid or sold	18	9
Recognized impairments on securities impaired to fair value this period(1)	0	0
Impairments recognized this period on securities not previously impaired	(6)	(6)
Additional impairments this period on securities previously impaired	0	(1)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	$(60)	$(72)

(1)       Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2013	2012

	(In Millions)

AFS Securities:
Fixed maturity securities:
With OTTI loss	$(4)	$2
All other	5	156
Net Unrealized (Gains) Losses	$1	$158

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2013	$2	$(1)	$0	$1
Net investment gains (losses) arising during the period	(5)	0	0	(5)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(1)	0	0	(1)
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(48)	0	(48)
Deferred income taxes	0	0	19	19
Balance, December 31, 2013	$(4)	$(49)	$19	$(34)

Balance, January 1, 2012	$(5)	$1	$2	$(2)
Net investment gains (losses) arising during the period	6	0	0	6
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	0	0	1
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(2)	0	(2)
Deferred income taxes	0	0	(2)	(2)
Balance, December 31, 2012	$2	$(1)	$0	$1

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2013	$156	$(31)	$(44)	$81
Net investment gains (losses) arising during the period	(84)	0	0	(84)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(67)	0	0	(67)
Excluded from Net earnings (loss)(1)	0	0	0	0
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	91	0	91
Deferred income taxes	0	0	21	21
Balance, December 31, 2013	$5	$60	$(23)	$42

Balance, January 1, 2012	$115	$(27)	$(31)	$57
Net investment gains (losses) arising during the period	37	0	0	37
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	4	0	0	4
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	0	(4)	0	(4)
Deferred income taxes	0	0	(13)	(13)
Balance, December 31, 2012	$156	$(31)	$(44)	$81

(1)       Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 143 issues at December 31, 2013 and the 76 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2013
Fixed Maturity Securities:
Corporate	$109	$(6)	$38	$(2)	$147	$(8)
U.S. Treasury, government
and agency	21	0	0	0	21	0
States and political subdivisions	1	0	0	0	1	0
Commercial mortgage-backed	13	(13)	8	(10)	21	(23)
Redeemable preferred stock	8	(2)	0	0	8	(2)

Total	$152	$(21)	$46	$(12)	$198	$(33)

December 31, 2012
Fixed Maturity Securities:
Corporate	$44	$0	$14	$(1)	$58	$(1)
U.S. Treasury, government
and agency	1	0	0	0	1	0
Foreign governments	0	0	2	0	2	0
Commercial mortgage-backed	0	(1)	26	(26)	26	(27)
Redeemable preferred stock	14	0	30	(1)	44	(1)

Total	$59	$(1)	$72	$(28)	$131	$(29)

MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $60 million and $125 million, or 8.4% and 6.7%, of the $712 million and $1,868 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $22 million and $17 million at December 31, 2013 and 2012, respectively.

MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio before September 30, 2013 included residential mortgage backed securities (“RMBS”) backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically had clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, MLOA owned $0 million and $0 million in RMBS backed by subprime residential mortgage loans. RMBS backed by subprime residential mortgages were fixed income investments supporting General Account liabilities.

At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

Valuation Allowances for Mortgage Loans:

Allowances for credit losses for mortgage loans in 2013, 2012 and 2011 are as follows:

	Commercial Mortgage Loans
	2013	2012	2011

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$4	$3	$2
Charge-offs	0	0	0
Recoveries	(1)	0	0
Provision	0	1	1
Ending Balance, December 31,	$3	$4	$3

Ending Balance, December 31,:
Individually Evaluated for Impairment	$3	$4	$3

There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

The values used in these ratio calculations were developed as part of the periodic review of the commercial mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial mortgage loans at December 31, 2013, and 2012, respectively.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2013

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$0	$0	$16	$0	$0	$0	$16
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	9	0	0	0	0	0	9
Total Commercial
Mortgage Loans	$9	$0	$16	$6	$0	$0	$31

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2012

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$4	$0	$17	$0	$12	$0	$33
50% - 70%	0	0	0	6	0	0	6
70% - 90%	0	0	0	0	0	0	0
90% plus	10	0	0	0	0	0	10
Total Commercial
Mortgage Loans	$14	$0	$17	$6	$12	$0	$49

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

	Age Analysis of Past Due Commercial Mortgage Loans

							Recorded
							Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

	(In Millions)
December 31, 2013
Total Commercial
Mortgage Loans	$0	$0	$0	$0	$31	$31	$0

December 31, 2012
Total Commercial
Mortgage Loans	$0	$0	$0	$0	$49	$49	$0

The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

Commercial Mortgage Loans - Impaired

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
December 31, 2013
With no related allowance recorded	$0	$0	$0	$0	$0
With related allowance recorded	$9	$9	$(3)	$10	$0

December 31, 2012
With no related allowance recorded	$0	$0	$0	$0	$0
With related allowance recorded	$10	$10	$(4)	$10	$0

  Represents a five-quarter average of recorded amortized cost.

Equity Investments

MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2013 and 2012 were $1 million and $2 million, respectively.

The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

	2013	2012

	(In Millions)

Balance at January 1,	$69	$72
Equity in net earnings (loss)	5	2
Impact of repurchase/issuance of AllianceBernstein Units	0	(2)
Dividends received	(4)	(3)
Balance at December 31,	$70	$69

The tables below detail the condensed balance sheets and statements of earnings (loss) of AllianceBernstein and MLOA's equity investment and equity in earnings (loss) of AllianceBernstein.

	December 31,
	2013	2012

	(In Millions)
Balance Sheets:
Total Assets	$7,386	$8,115

Total Liabilities	3,316	4,312
Total Partners' Capital	4,070	3,803
Total Liabilities and Partners' Capital	$7,386	$8,115

MLOA's Equity investment in AllianceBernstein	$70	$69

	2013	2012	2011

	(In Millions)
Statements of Earnings (Loss):
Total revenues	$2,915	$2,737	$2,750

Total Expenses	2,351	2,534	2,958
Net Earnings (Loss)	$518	$189	$(175)

MLOA's Equity in earnings (loss) of AllianceBernstein	$5	$2	$(2)

Derivatives and Offsetting Assets and Liabilities

MLOA uses derivatives for asset/liability risk management primarily to reduce exposures to equity market risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by the State of Arizona Insurance Department (“AID”). Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

MLOA uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International (“MSCI”), Europe, Australasia and Far East (“EAFE”), for the purpose of hedging crediting rate exposure in its Market Stabilizer Option® (“MSO”) in the MLOA's variable life insurance products and Indexed Universal Life (“IUL”) insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products.

Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter (“OTC”) derivative transactions, MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2013:

Freestanding derivatives:
Equity contracts:(1)
Options	$158	$20	$6	$8

Net investment income (loss)				8

Embedded derivatives:
GMIB reinsurance contracts (2)	0	0	0	(7)
MSO and IUL indexed features(3)	0	0	14	(8)

Balances, December 31, 2013	$158	$20	$20	$(7)

At or For the Year Ended December 31, 2012:

Freestanding derivatives:
Equity contracts:(1)
Options	$29	$2	$1	$0

Net investment income (loss)				0

Embedded derivatives:
GMIB reinsurance contracts (2)	0	7	0	(2)

Balances, December 31, 2012	$29	$9	$1	$(2)

  Reported in Other invested assets in MLOA's balance sheets.
  Reported in Other assets in MLOA's balance sheets.
  MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

The standardized ISDA Master Agreement under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

Under the ISDA Master Agreement, MLOA generally has executed a CSA with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

At December 31, 2013 and 2012, respectively, MLOA held $12 million and $0 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012 was not material.

On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. MLOA has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, MLOA does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2013

		Gross
	Gross	Amounts	Net Amounts
	Amounts	Offset in the	Presented in the
	Recognized	Balance Sheets	Balance Sheets

	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$20	$6	$14
Total Derivatives, subject to an ISDA Master Agreement(1)	20	6	14
Other financial instruments	70	0	70
Other invested assets	$90	$6	$84

LIABILITIES
Description
Derivatives:
Equity contracts	$6	$6	$0
Total Derivatives, subject to an ISDA Master Agreement(1)	6	6	0
Other financial liabilities	83	0	83
Other liabilities	$89	$6	$83

  There were no derivatives not subject to ISDA Master Agreements at December 31, 2013.

The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2013.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2013

	Net Amounts	Collateral (Received)/Held
	Presented in the	Financial		Net
	Balance Sheets	Instruments	Cash	Amounts

	(In Millions)
ASSETS
Counterparty A	$6	$0	$(6)	$0
Counterparty H	1	0	0	1
Counterparty K	2	0	(2)	0
Counterparty L	4	0	(4)	0
Total Derivatives	$13	$0	$(12)	$1
Other financial assets	71	0	0	71
Other invested assets	$84	$0	$(12)	$72

The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at 2012.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2012

		Gross
	Gross	Amounts	Net Amounts
	Amounts	Offset in the	Presented in the
	Recognized	Balance Sheets	Balance Sheets

	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$2	$1	$1
Total Derivatives, subject to an ISDA Master Agreement(1)	2	1	1
Other financial instruments	70	0	70
Other invested assets	$72	$1	$71

LIABILITIES
Description
Derivatives:
Equity contracts	$1	$1	$0
Total Derivatives, subject to an ISDA Master Agreement(1)	1	1	0
Other financial liabilities	52	0	52
Other liabilities	$53	$1	$52

  There were no derivatives not subject to ISDA Master Agreements at December 31, 2012.

The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2012.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2012

	Net Amounts	Collateral (Received)/Held
	Presented in the	Financial		Net
	Balance Sheets	Instruments	Cash	Amounts

	(In Millions)
ASSETS
Counterparty H	1	0	0	1
Total Derivatives	$1	$0	$0	$1
Other financial assets	70	0	0	70
Other invested assets	$71	$0	$0	$71

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	2013	2012	2011

	(In Millions)

Fixed maturities	$79	$97	$102
Mortgage loans on real estate	2	9	10
Policy loans	6	8	8
Derivative instruments	8	0	0

Gross investment income (loss)	95	114	120

Investment expenses	(3)	(4)	(4)

Net Investment Income (Loss)	$92	$110	$116

For 2013, Net investment income (loss) from derivatives included $2 million of realized gains (losses) on contracts closed during those periods and $6 million of unrealized gains (losses) on derivative positions at year end.

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2013	2012	2011

	(In Millions)

Fixed maturities	$67	$(5)	$(2)
Impact of (repurchase) issuance of AllianceBernstein Units	0	(2)	2
Mortgage loans on real estate	1	2	(1)
Investment Gains (Losses), Net	$68	$(5)	$(1)